Employee Share Schemes - Additional Information (Detail) £ / shares in Units, shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2019 shares £ / shares $ / shares	Dec. 31, 2018 GBP (£) shares £ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 GBP (£) shares £ / shares	Dec. 31, 2017 $ / shares
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 432		£ 393		£ 347
Savings-Related Share Option Schemes [member]
Disclosure of employee share schemes [line items]
Share options granted at percentage below market price	20.00%
Number of options granted	1,000
Weighted average fair value of options granted | £ / shares	£ 3.00	£ 3.00
Number share options were not exercisable	5,300	5,300
Share Value Plan [member]
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 302		£ 304		£ 276
Expected future dividend yield percentage share granted	4.20%		4.80%		4.80%
Number of awards granted	12,814		12,751		13,018
Weighted average fair value of awards | £ / shares	£ 15.85		£ 13.74		£ 13.68
Share Value Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [line items]
Number of awards granted	7,008		6,503		6,610
Weighted average fair value of awards | $ / shares		£ 37.90		$ 35.28		$ 35.63
Performance Share Plan [member]
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 58		£ 49		£ 47
Number of awards granted	3,800
Weighted average fair value of awards | £ / shares	£ 12.40
Number of outstanding awards	12,000	12,000
Performance Share Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [line items]
Number of awards granted	1,400
Weighted average fair value of awards | $ / shares		£ 32.41
Number of outstanding awards	3,600	3,600